4. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
(Dollars in thousands)
	2020	2019

Land	$3,970	3,690
Buildings and improvements	18,804	18,034
Furniture and equipment	26,565	24,743
Construction in process	10	395

Total premises and equipment	49,349	46,862

Less accumulated depreciation	30,749	28,258

Total net premises and equipment	$18,600	18,604